J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.1 - Schedule 6

Data Compare Summary (Total)

Run Date - 9/4/2025 11:48:09 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	109	0.00%	109
State	0	109	0.00%	109
Zip	0	109	0.00%	109
Note Date	1	93	1.08%	109
Original Loan Amount	0	109	0.00%	109
Amortization Term	0	108	0.00%	109
Original Interest Rate	0	108	0.00%	109
Borrower Qualifying FICO	0	109	0.00%	109
Coborrower Qualifying FICO	0	70	0.00%	109
Amortization Type	0	109	0.00%	109
Representative FICO	0	109	0.00%	109
Lien Position	0	109	0.00%	109
Occupancy	0	109	0.00%	109
Purpose	1	109	0.92%	109
Appraised Value	0	102	0.00%	109
Contract Sales Price	5	109	4.59%	109
Balloon Flag	0	109	0.00%	109
Original CLTV	3	109	2.75%	109
Original LTV	3	109	2.75%	109
Appraisal Effective Date	3	109	2.75%	109
Investor: Qualifying Total Debt Ratio	5	109	4.59%	109
Initial Rate Lock Date	35	109	32.11%	109
Interest Only	0	65	0.00%	109
Origination Channel	0	80	0.00%	109
Appraisal Date	0	3	0.00%	109
Property Type	0	23	0.00%	109
LTV Valuation Value	0	5	0.00%	109
Original Term	0	1	0.00%	109
Total	56	2,511	2.23%	109